Note 11 - Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2013
Note 11 - Stock Option Plans (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (000’s)
Options outstanding - 2005 Plan at August 25, 2013	56,920	$161.46	5.34	$—
Granted - Assumed options in merger - 2013 Plan	2,495,951	0.60	8.62	4,295
Granted options - 2005 Plan	640,000	2.47	9.82	4,331
Exercised	—	—
Forfeited	—	—
Expired – 2005 Plan	(22)	4,153.20
Options outstanding - 2005 and 2013 Plans	3,192,849	$3.81	8.80	$4,295

Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans	3,158,470	$3.86	8.79	$4,283

Options exercisable at December 31, 2013 - 2005 and 2013 Plans	2,852,010	$4.05	8.72	$4,174

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years Ended December 31,
	2013			2012
Expected volatility	92%	–	95%		92%
Risk free interest rate	0.7%	–	3.0%	0.9%	–	2.0%
Dividend yield		–			–
Expected life (years)	5	–	10	5	–	10
Exercise price	$0.61	–	$2.50	$0.03	–	$2.00

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants	Weighted Average Exercise Price
Warrants outstanding at August 25, 2013	526,642	$55.66
Issued	101,531	3.50
Assumed warrants	1,377,511	2.09
Exercised	—	—
Expired	—	—
Warrants outstanding at December 31, 2013	2,005,684	$16.23

Immune Ltd Plan [Member]
Note 11 - Stock Option Plans (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Range of Exercise Price			Weighted Average Exercise Price
Options outstanding at July11, 2010	—		$—		$—
Granted	—		—		—
Options outstanding at December 31, 2010	—		—		—
Granted	—		—		—
Options outstanding at December 31, 2011	—		—		—
Granted	3,890,534	0.03	—	2.00	0.33
Forfeited	(115,000)	0.44	—	0.61	0.57
Options outstanding at December 31, 2012	3,775,534	0.03	—	2.00	0.32
Granted	790,000	0.61	—	1.80	1.15
Forfeited	(528,958)	0.03	—	0.61	0.33
Transferred to Immune Inc. 2013 Plan	(4,036,576)	0.03	—	2.00	0.37

Options outstanding at December 31, 2013	—		$—		$—